IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Interest recognized on impaired loan	$ 35	$ 41
Interest recognized on loans before impaired	31	30
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and acceptances after allowance for credit losses	$ 528,700	$ 462,900
Consumer loans percentage in total loans	62.00%	65.00%
Increase in consumer loans, value	$ 26,800
Increase in consumer loans, percentage	9.00%
Increase in Business and government loans, value	$ 39,000
Increase in Business and government loans, percentage	24.00%
Current [member]
Disclosure of credit risk exposure [line items]
Interest income	$ 87	$ 96
Canada [member]
Disclosure of credit risk exposure [line items]
Interest income	45	55
Interest recognized on loans before impaired	23	21
Foreign countries [member]
Disclosure of credit risk exposure [line items]
Interest income	42	41
Interest recognized on loans before impaired	$ 8	$ 9